Note 19 - Quarterly Results of Operations (Unaudited) - Schedule of Quarterly Financial Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Net sales	$ 20,055,750	$ 17,382,640	$ 17,200,578	$ 14,440,295	$ 15,883,847	$ 15,634,760	$ 15,741,114	$ 11,876,573	$ 69,079,263	$ 59,136,294	$ 55,277,400
Gross profit	6,623,350	4,808,205	5,033,446	4,045,852	5,055,227	4,090,246	4,819,216	2,309,390	20,510,853	16,274,079	14,086,378
Selling, general and administrative expenses	5,188,984	4,954,221	5,036,331	4,780,199	4,811,073	4,530,563	4,589,592	4,307,924	19,959,735	18,239,152	19,245,502
Income (loss) before income taxes	1,196,081	(362,249)	(233,185)	(923,045)	(3,876)	5,376,535	3,391,775	(2,173,816)	$ (322,398)	$ 6,590,618	$ (6,103,183)
Net income (loss)	$ 1,188,564	$ (371,871)	$ (227,991)	$ (935,793)	$ (5,930)	$ 5,372,767	$ 3,385,159	$ (2,141,480)
Net income (loss) per share - basic and diluted (in dollars per share)	$ 0.15	$ (0.05)	$ (0.03)	$ (0.12)	$ 0.00	$ 0.71	$ 0.45	$ (0.29)	$ (0.05)	$ 0.87	$ (0.83)